Income Tax (Details) - Schedule of Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statements of Financial Position [Abstract]
Deferred taxes assets	$ 42,027	$ 46,364
Deferred tax liabilities	(59,465)	(78,135)
Total	$ (17,438)	$ (31,771)